Notes to Profit or Loss - Schedule of Net Gains or Losses Resulted from Financial Instruments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	€ (1,433)	€ (1,273)	€ (121)
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	(202)	(919)	30
Other financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	(978)	0	0
Shares at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	(127)	0	0
Financial liabilities at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	(126)	0	0
Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	0	(190)	(1,069)
Financial Assets classified as loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	€ 0	€ (164)	€ 918